Subsequent events (Details Narrative) - USD ($)					12 Months Ended
	Sep. 23, 2025	Sep. 19, 2025	Sep. 04, 2025	Apr. 09, 2025	Jun. 30, 2024	Nov. 06, 2025	Aug. 15, 2025	Jun. 30, 2025
Subsequent Event [Line Items]
Issuance of shares issued					$ 7,497,642
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value				$ 0.0001	$ 0.0001			$ 0.0001
Reverse stock split				every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”)
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion price per share	$ 0.0001
Secured convertible notes						$ 50,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0016
At The Market Offering Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value			$ 0.0016
Reverse stock split			1-for-16
At The Market Offering Agreement [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par value							$ 0.0001
At The Market Offering Agreement [Member] | Maximum [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Principal amount							$ 75,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument interest rate description	Interest will be payable monthly under the Notes at a rate of 6.0% per annum. The interest shall be computed on the basis of a 360-day year and shall be payable in arrears on the first calendar day of each calendar month (each, an “Interest Date”) with the first Interest Date being November 1, 2025. Interest will be payable on each Interest Date, in Ordinary Shares (the “Interest Shares”), so long as there has been no Equity Conditions Failure (as defined in the Notes) provided however, that the Company may, at its option following notice to the Buyer, pay Interest on any Interest Date in cash (the “Cash Interest”) or in a combination of Cash Interest and Interest Shares. The Initial Note contains, and each additional Note will contain, customary Events of Default (as defined in the Notes) and the Interest Rate will increase to an annual rate of 13% upon the occurrence of an Event of Default.
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Issuance of shares issued		$ 100,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series A Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount	$ 4,000,000
Original principal amount	$ 11,000,000	70,000,000
Maturity date	Sep. 23, 2027
Business acquisiton purchase price	$ 10,780,000
Debt instrument description	(i) the date the Company receives written confirmation from the Nasdaq Stock Market LLC (“Nasdaq”) that the Company has regained compliance with the minimum bid price requirements as set as forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”) and (ii) the date the Company receives written confirmation from Nasdaq that Nasdaq has granted the Company a 180-day extension to regain compliance with the Minimum Bid Price Requirement. Upon thirty Trading Days (as defined in the Purchase Agreement) after the Second Closing and subject to certain conditions, the Company has the option to request that the Buyer purchase additional Notes (the “Company’s Option Closing”), and the Buyer has the option to cause the Company to sell additional Notes (the “Buyer’s Option Closing”), provided that the subsequent closings with respect to Company’s Option Closing and the Buyer’s Option Closing shall not exceed $85 million in the aggregate. The Company has agreed, subject to certain exceptions contained in the Purchase Agreement, to use (i) at least $10 million of the net proceeds from the Initial Closing to purchase certain cryptocurrency with the remainder to be used for working capital and general corporate purposes, (ii) the net proceeds from the Second Closing for working capital and general corporate purposes, and (iii) at least 70% of the net proceeds from any additional closing to purchase certain cryptocurrency with the remainder to be used for working capital and general corporate purposes as set forth in the Purchase Agreement.
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series B Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Original principal amount		$ 30,000,000